Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of weighted-average remaining lease term and discount rate
	December 31,	December 31,
	2021	2020

Weighted average remaining lease term	1.84 years	2.20 years

Weighted average discount rate	4.92%	4.46%

Schedule of lease expense
	Year ended	Year ended
	December 31, 2021	December 31, 2020

Operating lease	$1,173	$1,223
Short-term lease	5	6
Total lease expense	$1,178	$1,229

Schedule of maturities of lease liabilities
Operating Leases

2022	1,014
2023	340
2024	208
2025	129
2026 and thereafter	302

Total operating lease payments	$1,993

Less: imputed interest	54

Present value of lease liabilities	$1,939